Income Taxes - Income Taxes Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Tax Rate [Line Items]
Federal	$ 26,458	$ 47,240	$ 41,691
Income taxes (refunded) paid	30,449	51,139	46,407
California
Effective Tax Rate [Line Items]
State and local	1,618	929	1,841
All other states
Effective Tax Rate [Line Items]
State and local	1,517	2,352	2,205
Other foreign
Effective Tax Rate [Line Items]
Other foreign	$ 856	$ 618	$ 670